Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total property and equipment	$ 7,759	$ 471,184
Less: accumulated depreciation	(6,256)	(146,299)
Less: impairment		(73,999)
Property and equipment, net	1,503	250,886
Furniture [Member]
Total property and equipment	430	209,444
Electronic Equipment [Member]
Total property and equipment	7,329	214,300
Leasehold Improvements [Member]
Total property and equipment		$ 47,440